SHORT-TERM AND LONG-TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2013
Long-term Debt, by Current and Noncurrent [Abstract]
Schedule of Long-Term Debt

(in thousands of $)	June 30, 2013	December 31, 2012
Long-term debt:
8.5% Senior Notes due 2013, net	—	247,766
NOK500 million senior unsecured floating rate bonds due 2014	71,841	78,505
3.75% senior unsecured convertible bonds due 2016	125,000	125,000
NOK600 million senior unsecured floating rate bonds due 2017	98,750	107,910
3.25% senior unsecured convertible bonds due 2018	350,000	—
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026	1,033,701	1,272,019
	1,679,292	1,831,200
Short-term debt:
U.S. dollar denominated floating rate debt (LIBOR plus margin)	70,000	—
Total short-term and long-term debt	1,749,292	1,831,200
Less: Short-term debt and current portion of long-term debt	(275,124)	(157,689)
	1,474,168	1,673,511

Schedule of Maturities of Long-term Debt
The outstanding debt as of June 30, 2013 is repayable as follows:

(in thousands of $)
Year ending December 31

2013 (remaining six months)	65,776
2014	371,424
2015	134,799
2016	184,454
2017	194,704
Thereafter	798,135
Total debt	1,749,292